Goodwill, Software and Other Intangible Assets - Schedule of Carrying Amount of Indefinite-lived Intangible Assets (Parenthetical) (Detail) - Brand name [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of intangible assets with indefinite useful life [line items]
Impairment losses		$ 27
Corporate and Other [member]
Disclosure of intangible assets with indefinite useful life [line items]
Impairment losses	$ 27